BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATION
BUSINESS COMBINATION

NOTE 40 - BUSINESS COMBINATION

TDG - Transmissora Delmiro Gouveia S.A.

On October 31, 2019, the subsidiary Chesf acquired control over SPE TDG, through the definitive dilution of the shareholding of the Partner Future ATP Serviços de Engenharia Consultiva Ltda, resulting from the capitalization of the AFACs carried out by Chesf, in the amount of R$ 101,000, with the Company now having a 72.31% interest.

On the same date, Chesf acquired the shareholding of Future ATP Serviços de Engenharia Consultiva Ltda, upon payment of R$ 34,000, thus making TDG its wholly owned subsidiary.

➢	Determination of the fair value of the consideration

We show below a comparative table between the fair value and the book value of the Balance Sheet of said SPE, on October 31, 2019, as well as the value resulting from the advantageous purchase:

	TDG Balance Sheet
	on 10/31/2019
	Book value	Fair value
Assets	442,312	442,312
Liabilities	291,950	291,950
Equity	150,362	150,362

	Book value	Fair value
Chesf investment value (72.31%)	108,727	108,727
ATP investment value (27.69%)	41,635	41,635
Total	150,362	150,362

The business combination generated a concession asset of R$ 41,635, recorded in the investments subgroup. The concession asset represents the difference between the value of the business and the fair value of the identifiable assets less the fair value of the liabilities assumed, where they will be amortized by the concession period.

Book value of acquired equity
Fair value of acquired equity	41,635
Amount paid by Chesf for the acquisition of 27.69% of SPE	(34,000)
Gain from advantageous purchase	7,635